Marketable Debt Securities (Detail) (Truck, Parts and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	$ 1,183.5	$ 900.7
UNREALIZED GAINS	9.6	10.0
UNREALIZED LOSSES	0.4	0.6
FAIR VALUE	1,192.7	910.1
U.S. tax-exempt securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	217.2	291.9
UNREALIZED GAINS	1.5	2.6
UNREALIZED LOSSES	0.1	0.1
FAIR VALUE	218.6	294.4
U.S. corporate securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	59.8	27.4
UNREALIZED GAINS	0.3	0.3
UNREALIZED LOSSES		0.2
FAIR VALUE	60.1	27.5
U.S. government and agency securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	0.8	1.9
FAIR VALUE	0.8	1.9
Non-U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	349.3	361.2
UNREALIZED GAINS	5.8	6.0
UNREALIZED LOSSES	0.1	0.1
FAIR VALUE	355.0	367.1
Non-U.S. corporate securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	447.5	148.0
UNREALIZED GAINS	1.4	0.5
UNREALIZED LOSSES	0.2	0.2
FAIR VALUE	448.7	148.3
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
AMORTIZED COST	108.9	70.3
UNREALIZED GAINS	0.6	0.6
FAIR VALUE	$ 109.5	$ 70.9